EXHIBIT 99.2

John Deere Owner Trust 2012

Statement to Certificateholders

$304,000,000 Class A-1 0.37859% Asset Backed Notes due March 15, 2013

$255,000,000 Class A-2 0.59000% Asset Backed Notes due June 16, 2014

$343,000,000 Class A-3 0.75000% Asset Backed Notes due March 15, 2016

$96,762,000 Class A-4 0.99000% Asset Backed Notes due June 15, 2018

$33,551,144 Asset Backed Certificates

Payment Date:			15-Mar-13

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$21,666,401.35
		per $1,000 original principal amount:	$84.97

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$21,666,401.35

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$63,842.23
		per $1,000 original principal amount:	$0.25

		(iii) Class A-3 Notes:	$214,375.00
		per $1,000 original principal amount:	$0.63

		(iv) Class A-4 Notes:	$79,828.65
		per $1,000 original principal amount:	$0.83

		(v) Total:	$358,045.88

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$583,397,813.76

	(b)	Note Value at end of related Collection Period:	$581,495,355.82

	(c)	Pool Face Amount at the end of related Collection Period:	$620,046,847.23

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$108,182,211.67
		(ii) A-2 Note Pool Factor:	0.4242440

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$343,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$33,551,144.15
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$504,901.03
	per $1,000 original principal amount:			$0.49
	(a)	Amount of Servicing Fee earned:		$504,901.03
	(b)	Amount of Servicing Fee paid:		$504,901.03
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$12,903,915.00
	(ii)	Specified Reserve Account Balance:		$12,903,915.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$4,971,905.92
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.85%

(11)	(i)	Aggregate amount of net losses for the collection period:		$133,529.98
	(ii)	Cumulative amount of net losses:		$625,294.48
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.06%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$835,518.42
		(ii)	% of Pool Balance:	0.14%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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